ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
Accounts receivable	$50,568,698	$33,941,083
Less: allowance for credit losses	(3,992,922)	(2,841,192)
Accounts receivable, net	$46,575,776	$31,099,891

The Company’s accounts receivable consists primarily of distributors and direct customers. The Company recorded a provision for current expected credit loss. The balance of gross accounts receivable was $50.6 million and $34.0 million as of December 31, 2024 and December 31, 2023, against which write-off of trade receivable of $0.2 million and $0.2 million was made as of December 31, 2024 and December 31, 2023, and an allowance for expected credit losses of $4.0 million and $2.8 million was made as of December 31, 2024 and December 31, 2023.

The movement of the allowance for credit losses is as follows:

	For the years ended
	December 31,
	2024	2023	2022
Balance at the beginning of the year	$(2,841,192)	$(644,669)	$(234,190)
Additions charged to allowance for expected credit losses	(2,345,747)	(2,221,430)	(438,997)
Recovery of allowance for expected credit losses	1,099,404	—	—
Foreign currency translation adjustments	94,613	24,907	28,518
Balance at the end of the year	$(3,992,922)	$(2,841,192)	$(644,669)

Majority of the accounts receivable are expected to be recovered within one year. The aging of accounts receivable is calculated from the expiry date of the customer’s credit terms which is different with the aging accounts receivable based on the number of days. The Company generally grant trade debtors a credit period of 30 to 180 days in 2024. The Company generally granted trade debtors a credit period of 30 to 90 days in 2023 and 2022. If accounts receivable of a customer is not yet aged beyond the credit period, the aging of the receivable will be classified as not overdue in the following table. An aging analysis of the Company’s accounts receivable calculated from the expiration date of the customer’s credit terms is as follows:

	As of December 31,
	2024	2023
Not Overdue	$13,225,014	$9,941,205
Within 90 days	9,983,041	10,373,938
Between 3 and 6 months	7,247,650	6,188,966
Between 6 months and a year	11,801,484	5,982,205
Over a year	8,311,509	1,454,769
	$50,568,698	$33,941,083

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default.

On December 29, 2023, the Company entered into a supplemental agreement with China CITIC Bank Suzhou Branch (“CITIC”) pursuant to which the Company collateralized $4.4 million of its accounts receivable to secure all loans entered into, or which may be entered into, before December 29, 2024, pursuant to loan agreements between the Company or its wholly-owned subsidiaries, as borrowers, and CITIC, as lender, inclusive of any loan principal amounts, installment payments, interest thereon and costs thereof, which may become due during such period. Before the maturity date of such loans, the Company may use the cash received from the collection of accounts receivable without any restrictions, and the Company is not required to assign the rights to receive such accounts receivable to CITIC. If the Company defaults on the repayment of such loans, the Company must transfer the accounts receivable it receives to a designated bank account of CITIC, which account CITIC is authorized to supervise. CITIC is authorized to use any amount deposited into the designated bank account to offset the amounts outstanding under such defaulted loans. In September 2024, the Company entered an additional supplemental agreement with CITIC pursuant to which the related terms of collateral of accounts receivable were waived. As of December 31, 2024, these bank loans were repaid according to CITIC’s payment schedule.

As of December 31, 2023, the value of accounts receivable used as collateral for such bank loans in favor of CITIC was $4.4 million, as reflected in the Company’s consolidated balance sheets collateralized. The amount outstanding under the loans as of December 31, 2023 was $2.8 million, with annual interest rates of either 3.95% or 4.15%, depending on the particular interest rate of such secured loan. The accrued interest on the loans was $0.02 million for the year ended December 31, 2023. These bank loans were repaid according to CITIC’s 2024 repayment schedule.